Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	1,002,100	472,764
Ordinary shares, shares outstanding	1,002,100	472,764